As filed with the Securities and Exchange Commission on April 18, 2003
                    Registration No. 333-63215 and 811-08997


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Pre-Effective Amendment No. __ [ ]

                       Post-Effective Amendment No. 8 [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT 0F 1940 [ ]

                               Amendment No. 2 [X]

             TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-2 OF
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1150 SOUTH OLIVE STREET LOS ANGELES, CA 90015
                    (Address of Depositor's Executive Office)

        Depositor's Telephone Number, including Area Code: (213) 742-3065
                                 --------------

Name and Address of Agent for Service:               Copies to:
--------------------------------------               ----------
David M. Goldstein, Esq.                       Frederick R. Bellamy, Esq.
Senior Vice President and                      Sutherland, Asbill & Brennan LLP
General Counsel                                1275 Pennsylvania Avenue, N. W.
Transamerica Occidental Life Insurance Company Washington, D.C.  20004
1150 South Olive Street
Los Angeles, CA 90015

                      Title of securities being registered:
                 Flexible Premium Variable Life Insurance Policy

         It is proposed that this filing will become effective:

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] On May 1, 2003 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] On ______ pursuant to paragraph (a)(1)

         If appropriate, check the following box:
         __X___ this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Incorporating  by reference  Post-Effective  Amendment No. 8 File No.  333-63215
(Filed April 18, 2003) to this Registration Statement on Form N-6, the Prospectus, Statement of Additional Information, and Part C.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 18th day of April, 2003.

             Transamerica Occidental Life Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company
                                  (Registrant)


                  By: ________________________________________
                              Priscilla I. Hechler
                          Assistant Vice President and
                               Assistant Secretary

                 Transamerica Occidental Life Insurance Company
                                   (Depositor)


                   By: ______________________________________
                              Priscilla I. Hechler
                          Assistant Vice President and
                               Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signatures                                  Titles                     Date
Ron F. Wagley*                      ___________________________        April 18, 2003
                                    President and Director
Brenda K. Clancy*                   ___________________________        April 18, 2003
                                    Director and Senior Vice President
Douglas C. Kolsrud*                 __________________________         April 18, 2003
                                    Director and  Senior Vice President
Diane Meiners*                      _________________________          April 18, 2003
                                    Director
Craig D. Vermie*                    _________________________          April 18, 2003
                                    Director, Vice President and Counsel
Bruce Clark*                        __________________________         April 18, 2003
                                    Chief Financial Officer


________________________      On April 18, 2003 as Attorney-in-Fact pursuant to
*By:  Priscilla I. Hechler    powers of attorney filed herewith.